General Information - Additional Information (Detail)	Jun. 30, 2019 Employees Facility site Center
Disclosure of general information [abstract]
Number of production facilities | Facility	26
Number of administrative and commercial sites | site	3
Number of R&D centers | Center	3
Number of employees | Employees	13,000